SmartETFs Asia Pacific Dividend Builder ETF

Schedule of Investments

at March 31, 2021 (Unaudited)

Shares	Common Stocks: 97.9%	Value ($)

	Australia: 11.7%
7,596	Corporate Travel Management Ltd.	113,148
3,405	JB Hi-Fi Ltd.	133,926
46,313	Metcash Ltd.	129,460
5,084	Sonic Healthcare Ltd.	135,511
		512,045
	China: 30.8%
151,000	China Construction Bank Corp. - H Shares	127,030
186,000	China Lilang Ltd.	120,825
55,000	China Medical System Holdings	108,811
15,500	China Merchants Bank Co., Ltd. - H Shares	118,333
22,000	China Resources Gas Group Ltd.	121,970
20,800	Inner Mongolia Yili Industrial Group Co., Ltd. - A Shares	126,816
1,214	NetEase Inc. - ADR	125,358
10,500	Ping An Insurance Group Company of China Ltd. - H Shares	125,002
5,500	Shenzhou International	113,975
24,900	Suofeiya Home Collection - A Shares	124,887
11,894	Zhejiang Supor Cookware - A Shares	129,617
		1,342,624
	Hong Kong: 5.6%
35,000	BOC Hong Kong Holdings Ltd.	122,234
13,397	Link REIT/The	122,009
		244,243
	Malaysia: 3.0%
128,000	Public Bank Bhd	129,652

	Singapore: 8.6%
53,754	Ascendas Real Estate Investment Trust - REIT	121,873
81,900	CapitaLand Mall Trust - REIT	132,112
5,713	DBS Group Holdings Ltd.	122,265
		376,250
	South Korea: 9.1%
8,760	Hanon Systems	137,101
17,933	Korean Reinsurance Co	134,529
1,741	KT&G Corp.	125,666
		397,296
	Taiwan: 20.4%
17,000	Catcher Technology Co., Ltd.	126,335
21,000	Elite Material Co., Ltd.	124,701
28,517	Hon Hai Precision Industry Co., Ltd.	124,248
1,000	Largan Precision Co., Ltd.	112,790
9,000	Nien Made Enterprise Co., Ltd.	125,861
7,000	Novatek Microelectronics Corp.	141,427
1,099	Taiwan Semiconductor Manufacturing Co., Ltd.	129,990
		885,352

Shares		Value ($)

	Thailand: 2.9%
40,900	Tisco Financial Group PCL/Foreign	127,362

	United States: 5.8%
2,500	Aflac Inc.	127,950
961	QUALCOMM Inc.	127,419
		255,369

	Total Common Stocks	4,270,193
	(cost $2,921,709)

	Total Investments in Securities	4,270,193
	(cost $2,921,709): 97.9%

	Other Assets less Liabilities: 2.1%	90,083

	Net Assets: 100.0%	$4,360,276

PCL - Public Company Limited

REIT - Real Estate Investment Trust